Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 17.4%
734,694	Acrisure LLC 8.941% (1-Month Term SOFR+350 basis points), 2/15/2027[2,3,4]	$735,226
500,000	Ahead DB Holdings LLC 9.559% (1-Month Term SOFR+425 basis points), 2/3/2031[2,3,4]	503,563
	AI Aqua Merger Sub, Inc.
491,250	9.074% (1-Month USD Libor+400 basis points), 7/31/2028[2,3,4]	493,507
750,000	9.572% (1-Month Term SOFR+425 basis points), 7/31/2028[2,3,4]	754,688
748,042	Aimbridge Acquisition Co., Inc. 9.195% (1-Month Term SOFR+375 basis points), 2/2/2026[2,3,4]	727,471
662,298	Alliance Laundry Systems LLC 8.926% (3-Month Term SOFR+350 basis points), 10/8/2027[2,3,4]	665,653
603,793	Alliant Holdings Intermediate LLC 8.819% (1-Month Term SOFR+350 basis points), 11/6/2030[2,3,4]	606,872
500,000	American Rock Salt Co. LLC 12.692% (1-Month Term SOFR+725 basis points), 6/11/2029[2,4]	424,168
496,256	Amynta Agency Borrower, Inc. 9.552% (1-Month Term SOFR+425 basis points), 2/28/2028[2,3,4]	498,561
476,957	AP Gaming I LLC 9.052% (1-Month Term SOFR+400 basis points), 2/15/2029[2,3,4]	479,193
497,494	Aretec Group, Inc. 9.927% (1-Month Term SOFR+450 basis points), 8/9/2030[2,3,4]	500,690
750,000	AssuredPartners, Inc. 8.816% (1-Month Term SOFR+350 basis points), 2/14/2031[2,3,4]	754,133
160,277	Asurion LLC 4.310% (1-Month Term SOFR+325 basis points), 12/23/2026[2,3,4]	157,016
736,790	Autokiniton U.S. Holdings, Inc. 9.442% (1-Month Term SOFR+400 basis points), 4/6/2028[2,3,4]	741,395
740,625	Barracuda Networks, Inc. 9.813% (1-Month Term SOFR+450 basis points), 8/15/2029[2,3,4]	741,840
295,306	Birkenstock U.S. BidCo, Inc. 8.827% (1-Month Term SOFR+375 basis points), 4/28/2028[2,3,4]	296,969
463,568	Brightview Landscapes LLC 8.313% (1-Month Term SOFR+325 basis points), 4/20/2029[2,3,4]	465,091
291,000	CCI Buyer, Inc. 9.302% (3-Month Term SOFR+400 basis points), 12/17/2027[2,3,4]	291,182
150,000	CCS-CMGC Holdings, Inc. 14.684% (3-Month USD Libor+900 basis points), 10/1/2026[2,3,4]	86,119
500,000	Cengage Learning Inc 9.565% (1-Month Term SOFR+425 basis points), 3/24/2031[2,3,4]	501,608
500,000	Century DE Buyer LLC 9.317% (3-Month Term SOFR+400 basis points), 10/30/2030[2,3,4]	502,750
748,125	CHG Healthcare Services, Inc. 9.076% (3-Month Term SOFR+375 basis points), 10/2/2028[2,3,4]	752,801

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
498,750	CPM Holdings, Inc. 9.827% (1-Month Term SOFR+450 basis points), 9/28/2028[2,3,4]	$500,750
742,516	Creative Artists Agency LLC 8.580% (1-Month Term SOFR+325 basis points), 11/27/2028[2,3,4]	745,972
800,000	Dedalus Finance GmbH 7.612% (6-Month Euribor+375 basis points), 5/31/2027[2,4]	835,291
736,607	Deerfield Dakota Holding LLC 9.059% (3-Month Term SOFR+375 basis points), 4/9/2027[2,3,4]	736,931
734,925	Dotdash Meredith, Inc. 9.429% (1-Month Term SOFR+400 basis points), 12/1/2028[2,3,4]	730,026
734,962	EAB Global, Inc. 8.945% (1-Month Term SOFR+350 basis points), 8/16/2028[2,3,4]	736,723
725,625	ECI Macola/Max Holding LLC 9.052% (1-Month Term SOFR+375 basis points), 5/28/2030[2,3,4]	729,634
497,500	EnergySolutions LLC 9.313% (1-Month Term SOFR+400 basis points), 9/23/2030[2,3,4]	500,430
744,171	Ensemble RCM LLC 8.567% (1-Month Term SOFR+300 basis points), 8/1/2029[2,3,4]	747,256
744,304	EP Purchaser LLC 9.071% (3-Month Term SOFR+350 basis points), 11/6/2028[2,3,4]	741,978
750,000	EPIC Y-Grade Services LP 11.052% (1-Month Term SOFR+575 basis points), 6/29/2029[2,3,4]	742,365
621,041	EW Scripps Co. 8.442% (1-Month Term SOFR+300 basis points), 1/7/2028[2,3,4]	585,182
735,000	Fertitta Entertainment LLC 9.069% (1-Month Term SOFR+375 basis points), 1/29/2029[2,3,4]	737,528
742,500	Filtration Group Corp. 9.695% (1-Month Term SOFR+425 basis points), 10/24/2028[2,3,4]	746,168
733,563	Flexera Software LLC 9.195% (1-Month Term SOFR+375 basis points), 3/3/2028[2,3,4]	736,618
703,125	Forest City Enterprises LP 8.945% (1-Month Term SOFR+350 basis points), 12/8/2025[2,3,4]	674,852
342,291	Generation Bridge Northeast LLC 8.826% (1-Month Term SOFR+425 basis points), 8/22/2029[2,3,4]	344,286
748,125	Genesys Cloud Services Holdings II LLC 9.192% (1-Month Term SOFR+375 basis points), 12/1/2027[2,3,4]	753,504
580,613	Great Outdoors Group LLC 9.195% (1-Month Term SOFR+375 basis points), 3/6/2028[2,3,4]	581,597
500,000	GTCR W Merger Sub LLC 8.309% (1-Month Term SOFR+300 basis points), 1/31/2031[2,3,4]	502,345
746,250	HireRight Holdings Corp. 9.330% (1-Month Term SOFR+400 basis points), 9/30/2030[2,3,4]	744,851
498,750	HUB International Ltd. 8.837% (1-Month Term SOFR+325 basis points), 6/20/2030[2,3,4]	501,835

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
740,458	Hudson River Trading LLC 8.445% (1-Month Term SOFR+300 basis points), 3/20/2028[2,3,4]	$739,377
746,231	Hyperion Refinance Sarl 9.327% (1-Month Term SOFR+400 basis points), 4/18/2030[2,3,4,5]	750,738
674,513	Idera, Inc. 9.206% (1-Month Term SOFR+375 basis points), 3/2/2028[2,3,4]	672,773
748,124	INEOS Enterprises Holdings U.S. Finco LLC 9.193% (1-Month Term SOFR+375 basis points), 7/8/2030[2,4]	751,397
458,425	INEOS U.S. Finance LLC 9.180% (1-Month Term SOFR+375 basis points), 11/8/2027[2,3,4]	460,596
446,625	INEOS U.S. Petrochem LLC 9.180% (1-Month Term SOFR+375 basis points), 3/1/2030[2,3,4]	446,348
633,815	Ivanti Software, Inc. 9.814% (3-Month Term SOFR+425 basis points), 12/1/2027[2,3,4]	590,440
652,816	Kestrel Acquisition LLC 9.692% (1-Month Term SOFR+425 basis points), 6/30/2025[2,3,4]	653,178
738,750	Light & Wonder International, Inc. 8.071% (1-Month Term SOFR+275 basis points), 4/16/2029[2,3,4]	741,313
	Lightstone Holdco LLC
696,315	11.063% (1-Month Term SOFR+575 basis points), 1/30/2027[2,3,4]	675,426
39,383	11.063% (1-Month Term SOFR+575 basis points), 1/30/2027[2,3,4]	38,201
500,000	Lorca Co.-Borrower LLC 3.500% (1-Month Term SOFR+350 basis points), 4/17/2031[3,4,6,7]	503,750
674,557	Medline Borrower LP 8.058% (1-Month Term SOFR+275 basis points), 10/23/2028[2,3,4]	677,100
744,375	MH Sub I LLC 9.580% (1-Month Term SOFR+425 basis points), 5/3/2028[2,3,4]	742,853
746,173	Midwest Veterinary Partners LLC 9.445% (1-Month Term SOFR+400 basis points), 4/28/2028[2,3,4]	747,106
734,536	Minotaur Acquisition, Inc. 10.180% (1-Month Term SOFR+500 basis points), 3/30/2026[2,3,4]	736,556
750,000	Mitchell International, Inc. 11.941% (1-Month Term SOFR+650 basis points), 10/15/2029[2,3,4]	752,891
500,000	Motion Finco Sarl 3.500% (1-Month Term SOFR+350 basis points), 11/30/2029[2,3,4,5]	500,063
736,809	NAB Holdings LLC 8.209% (3-Month Term SOFR+300 basis points), 11/23/2028[2,3,4]	737,148
750,000	Nexus Buyer LLC 9.827% (1-Month Term SOFR+450 basis points), 12/13/2028[2,3,4]	747,499
497,494	Nouryon USA LLC 9.419% (1-Month Term SOFR+400 basis points), 4/3/2028[2,3,4]	499,439
498,750	OMNIA Partners LLC 9.074% (1-Month Term SOFR+375 basis points), 7/25/2030[2,3,4]	502,241

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
734,962	OneDigital Borrower LLC 9.680% (3-Month Term SOFR+425 basis points), 11/16/2027[2,4]	$736,344
500,000	Outcomes Group Holdings, Inc. 4.250% (1-Month Term SOFR+425 basis points), 4/2/2031[3,4,6,7]	502,188
732,435	Peraton Corp. 9.180% (1-Month Term SOFR+375 basis points), 2/1/2028[2,3,4]	733,610
716,322	Petco Health & Wellness Co., Inc. 8.821% (3-Month Term SOFR+325 basis points), 3/6/2028[2,3,4]	622,101
750,000	Phoenix Guarantor, Inc. 8.577% (1-Month Term SOFR+325 basis points), 2/21/2031[2,3,4]	745,605
736,776	PODS LLC 8.442% (1-Month Term SOFR+300 basis points), 3/31/2028[2,3,4]	710,989
735,057	Pre-Paid Legal Services, Inc. 9.195% (1-Month Term SOFR+375 basis points), 12/15/2028[2,3,4]	731,669
750,000	Project Alpha Intermediate Holding, Inc. 10.063% (1-Month Term SOFR+475 basis points), 10/28/2030[2,3,4]	753,701
748,077	Project Boost Purchaser LLC 8.945% (1-Month Term SOFR+350 basis points), 5/29/2026[2,3,4]	750,882
302,695	Prometric Holdings, Inc. 10.692% (3-Month Term SOFR+300 basis points), 1/29/2025[2,3,4]	303,577
734,925	RealPage, Inc. 8.445% (1-Month Term SOFR+300 basis points), 4/24/2028[2,3,4]	709,507
733,083	Red Planet Borrower LLC 9.177% (1-Month Term SOFR+375 basis points), 9/29/2028[2,3,4]	720,118
750,000	Redstone Holdco 2 LP 13.197% (1-Month Term SOFR+775 basis points), 8/6/2029[2,3,4]	421,249
746,255	Renaissance Holdings Corp. 9.577% (1-Month Term SOFR+425 basis points), 4/30/2030[2,3,4]	748,307
737,159	Reverb Buyer, Inc. 8.677% (3-Month Term SOFR+350 basis points), 11/1/2028[2,3,4]	654,361
746,250	Rocket Software, Inc. 10.080% (1-Month Term SOFR+475 basis points), 11/28/2028[2,3,4]	743,161
748,125	Severin Acquisition LLC 8.563% (1-Month Term SOFR+300 basis points), 8/1/2025[2,3,4]	751,465
977,848	Surf Holdings LLC 8.933% (1-Month Term SOFR+350 basis points), 3/5/2027[2,3,4]	981,295
	Touchdown Acquirer, Inc.
134,731	4.000% (1-Month Term SOFR+400 basis points), 2/21/2031[3,4,6,7]	135,488
615,269	9.314% (1-Month Term SOFR+400 basis points), 2/21/2031[2,3,4]	618,730
884,208	Traverse Midstream Partners LLC 8.817% (6-Month Term SOFR+425 basis points), 9/27/2024[2,3,4]	887,939
460,741	UGI Energy Services LLC 8.680% (1-Month Term SOFR+325 basis points), 2/22/2030[2,3,4]	464,125

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
738,432	UKG, Inc. 8.814% (1-Month Term SOFR+350 basis points), 2/10/2031[2,3,4]	$742,667
736,875	Univision Communications, Inc. 9.559% (3-Month Term SOFR+425 basis points), 6/25/2029[2,3,4]	738,809
585,000	Vision Solutions, Inc. 11.750% (3-Month Term SOFR+400 basis points), 5/28/2028[2,3,4]	583,722
750,000	VS Buyer LLC 8.569% (1-Month Term SOFR+325 basis points), 4/14/2031[2,3,4]	753,068
649,215	WaterBridge Midstream Operating LLC 11.336% (3-Month Term SOFR+575 basis points), 6/21/2026[2,3,4]	652,165
1,000,000	Wec U.S. Holdings Ltd. 8.077% (1-Month Term SOFR+275 basis points), 1/27/2031[2,3,4]	1,001,840
734,962	Whatabrands LLC 8.692% (1-Month Term SOFR+325 basis points), 8/3/2028[2,3,4]	738,714
750,000	Zelis Payments Buyer, Inc. 8.077% (1-Month Term SOFR+275 basis points), 9/28/2029[2,3,4]	752,171
	Total Bank Loans
	(Cost $60,033,540)	60,392,618
	BONDS — 79.4%
	ASSET-BACKED SECURITIES — 73.9%
	522 Funding CLO Ltd.
1,000,000	Series 2020-6A, Class F, 13.628% (3-Month Term SOFR+830.16 basis points), 10/23/2034[3,4,8]	898,075
1,500,000	Series 2019-5A, Class ER, 12.089% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,489,298
1,500,000	Alinea CLO 2018-1 Ltd. Series 2018-1A, Class D, 8.686% (3-Month Term SOFR+336.16 basis points), 7/20/2031[3,4,8]	1,501,280
1,000,000	ALM Ltd. Series 2020-1A, Class D, 11.590% (3-Month Term SOFR+626.16 basis points), 10/15/2029[3,4,8]	1,000,658
1,500,000	AMMC CLO 22 Ltd. Series 2018-22A, Class D, 8.285% (3-Month Term SOFR+296.16 basis points), 4/25/2031[3,4,8]	1,506,141
1,000,000	Anchorage Credit Funding Ltd. Series 2015-1A, Class ERV, 6.700%, 7/28/2037[3,8]	938,520
1,050,000	Annisa CLO Series 2016-2A, Class DR, 8.586% (3-Month Term SOFR+326.16 basis points), 7/20/2031[3,4,8]	1,045,130
	Apidos CLO
1,500,000	Series 2018-18A, Class E, 11.286% (3-Month Term SOFR+596.16 basis points), 10/22/2030[3,4,8]	1,490,858

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,250,000	Series 2017-28A, Class D, 11.086% (3-Month Term SOFR+576.16 basis points), 1/20/2031[3,4,8]	$1,239,462
1,500,000	Series 2015-20A, Class DR, 11.289% (3-Month Term SOFR+596.16 basis points), 7/16/2031[3,4,8]	1,484,662
1,500,000	Series XXXA, Class C, 8.589% (3-Month Term SOFR+326.16 basis points), 10/18/2031[3,4,8]	1,494,604
	Apidos CLO
1,500,000	Series 2018-29A, Class C, 8.335% (3-Month Term SOFR+301.16 basis points), 7/25/2030[3,4,8]	1,484,394
2,250,000	Series 2017-28A, Class C, 8.086% (3-Month Term SOFR+276.16 basis points), 1/20/2031[3,4,8]	2,205,515
1,000,000	Apidos CLO XXXIII Series 2020-33A, Class ER, 11.935% (3-Month Term SOFR+661.16 basis points), 10/24/2034[3,4,8]	1,006,390
	Ares CLO Ltd.
1,500,000	Series 2018-47A, Class D, 8.290% (3-Month Term SOFR+296.16 basis points), 4/15/2030[3,4,8]	1,496,757
650,000	Series 2015-38A, Class DR, 8.086% (3-Month Term SOFR+276.16 basis points), 4/20/2030[3,4,8]	650,395
2,150,000	Series 2018-50A, Class D, 8.490% (3-Month Term SOFR+316.16 basis points), 1/15/2032[3,4,8]	2,134,722
1,500,000	Ares XL CLO Ltd. Series 2016-40A, Class DR, 11.940% (3-Month Term SOFR+661.16 basis points), 1/15/2029[3,4,8]	1,503,906
875,000	Ares XXXIIR CLO Ltd. Series 2014-32RA, Class C, 8.469% (3-Month Term SOFR+316.16 basis points), 5/15/2030[3,4,8]	871,741
1,000,000	ASSURANT CLO Ltd. Series 2017-1A, Class ER, 12.786% (3-Month Term SOFR+746.16 basis points), 10/20/2034[3,4,8]	941,797
500,000	Bain Capital Credit CLO Series 2018-1A, Class D, 8.288% (3-Month Term SOFR+296.16 basis points), 4/23/2031[3,4,8]	494,338
	Ballyrock CLO Ltd.
750,000	Series 2019-1A, Class DR, 12.340% (3-Month Term SOFR+701.16 basis points), 7/15/2032[3,4,8]	752,912
1,100,000	Series 2023-23A, Class D, 13.494% (3-Month Term SOFR+817 basis points), 4/25/2036[3,4,8]	1,120,189
	Barings CLO Ltd.
1,500,000	Series 2017-1A, Class E, 11.589% (3-Month Term SOFR+626.16 basis points), 7/18/2029[3,4,8]	1,503,412

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2017-1A, Class F, 13.039% (3-Month Term SOFR+771.16 basis points), 7/18/2029[3,4,8]	$910,212
1,000,000	Series 2016-2A, Class DR2, 8.736% (3-Month Term SOFR+341.16 basis points), 1/20/2032[3,4,8]	998,733
	Barings CLO Ltd.
2,500,000	Series 2018-4A, Class D, 8.490% (3-Month Term SOFR+316.16 basis points), 10/15/2030[3,4,8]	2,518,257
1,000,000	Series 2015-2A, Class DR, 8.536% (3-Month Term SOFR+321.16 basis points), 10/20/2030[3,4,8]	1,005,447
1,000,000	Series 2015-IA, Class DR, 8.186% (3-Month Term SOFR+286.16 basis points), 1/20/2031[3,4,8]	998,393
1,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 7.532% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	1,547,050
500,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 9.035% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,8]	467,645
1,000,000	Bean Creek CLO Ltd. Series 2015-1A, Class DR, 8.336% (3-Month Term SOFR+301.16 basis points), 4/20/2031[3,4,8]	998,860
	Benefit Street Partners CLO Ltd.
1,050,000	Series 2017-12A, Class C, 8.640% (3-Month Term SOFR+331.16 basis points), 10/15/2030[3,4,8]	1,050,047
2,000,000	Series 2017-12A, Class D, 12.000% (3-Month Term SOFR+667.16 basis points), 10/15/2030[3,4,8]	2,004,729
500,000	Series 2015-8A, Class DR, 11.186% (3-Month Term SOFR+586.16 basis points), 1/20/2031[3,4,8]	495,972
1,000,000	Series 2018-5BA, Class C, 8.516% (3-Month Term SOFR+319.16 basis points), 4/20/2031[3,4,8]	1,000,223
1,250,000	Series 2018-14A, Class E, 10.936% (3-Month Term SOFR+561.16 basis points), 4/20/2031[3,4,8]	1,232,077
1,000,000	Series 2019-18A, Class DR, 8.990% (3-Month Term SOFR+366.16 basis points), 10/15/2034[3,4,8]	1,001,597
1,500,000	Series 2020-21A, Class ER, 12.290% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,8]	1,509,504
1,000,000	Series 2019-18A, Class ER, 12.340% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,8]	1,010,721
1,000,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 9.835% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,8]	995,731
1,500,000	Bristol Park CLO Ltd. Series 2016-1A, Class ER, 12.590% (3-Month Term SOFR+726.16 basis points), 4/15/2029[3,4,8]	1,484,655

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Bryant Park Funding 2024-22 Ltd.
1,000,000	Series 2024-22A, Class D, 9.612% (3-Month Term SOFR+430 basis points), 4/15/2037[3,4,8]	$1,006,965
1,000,000	Series 2024-22A, Class E, 12.442% (3-Month Term SOFR+713 basis points), 4/15/2037[3,4,8]	993,854
1,000,000	Bryant Park Funding 2024-23 Ltd. Series 2024-23A, Class E, 12.442% (3-Month Term SOFR+673 basis points), 5/15/2037[3,4,8]	990,000
750,000	Bryant Park Funding Ltd. Series 2023-21A, Class E, 13.797% (3-Month Term SOFR+847 basis points), 10/18/2036[3,4,8]	770,824
500,000	Canyon Capital CLO Ltd. Series 2014-1A, Class CR, 8.341% (3-Month Term SOFR+301.16 basis points), 1/30/2031[3,4,8]	487,378
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	Series 2014-4RA, Class D, 11.240% (3-Month Term SOFR+591.16 basis points), 7/15/2030[3,4,8]	960,573
750,000	Series 2014-1A, Class DR, 8.179% (3-Month Term SOFR+286.16 basis points), 4/17/2031[3,4,8]	748,401
2,000,000	Series 2014-2RA, Class C, 8.369% (3-Month Term SOFR+306.16 basis points), 5/15/2031[3,4,8]	1,995,742
2,000,000	Carlyle U.S. Clo Ltd. Series 2017-2A, Class C, 9.286% (3-Month Term SOFR+396.16 basis points), 7/20/2031[3,4,8]	1,973,759
1,000,000	CBAM 2017-1 Ltd. Series 2017-1A, Class E, 12.086% (3-Month Term SOFR+676.16 basis points), 7/20/2030[3,4,8]	999,112
2,000,000	CIFC European Funding CLO Series 3X, Class D, 7.506% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	2,145,120
	CIFC Funding Ltd.
2,000,000	Series 2015-3A, Class ER, 10.538% (3-Month Term SOFR+521.16 basis points), 4/19/2029[3,4,8]	1,996,449
2,000,000	Series 2017-4A, Class D, 11.685% (3-Month Term SOFR+636.16 basis points), 10/24/2030[3,4,8]	2,010,006
1,500,000	Series 2013-4A, Class DRR, 8.386% (3-Month Term SOFR+306.16 basis points), 4/27/2031[3,4,8]	1,496,739
1,000,000	Series 2013-4A, Class ERR, 11.036% (3-Month Term SOFR+571.16 basis points), 4/27/2031[3,4,8]	999,504
1,500,000	Series 2018-3A, Class D, 8.439% (3-Month Term SOFR+311.16 basis points), 7/18/2031[3,4,8]	1,503,491
500,000	Series 2018-3A, Class E, 11.089% (3-Month Term SOFR+576.16 basis points), 7/18/2031[3,4,8]	501,512

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2016-1A, Class D2RR, 9.836% (3-Month Term SOFR+451.16 basis points), 10/21/2031[3,4,8]	$997,763
1,000,000	Clear Creek CLO Series 2015-1A, Class DR, 8.536% (3-Month Term SOFR+321.16 basis points), 10/20/2030[3,4,8]	999,124
	Crestline Denali CLO Ltd.
1,300,000	Series 2018-1A, Class D, 8.186% (3-Month Term SOFR+286.16 basis points), 1/20/2030[3,4,8]	1,298,049
1,250,000	Series 2017-1A, Class D, 9.316% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,8]	1,251,745
1,000,000	Series 2016-1A, Class DR, 8.938% (3-Month Term SOFR+361.16 basis points), 10/23/2031[3,4,8]	996,692
2,000,000	Cumulus Static CLO Series 2024-1A, Class E, 7.542% (3-Month Euribor+624 basis points), 11/15/2033[3,4,8]	2,113,127
1,750,000	Dartry Park CLO DAC Series 1X, Class CRR, 7.214% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	1,842,861
1,000,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 8.340% (3-Month Term SOFR+301.16 basis points), 4/15/2031[3,4,8]	996,715
	Dryden CLO Ltd.
4,000,000	Series 2020-86A, Class SUB, 0.000%, 7/17/20303,8,9	1,965,920
750,000	Series 2018-65A, Class D, 8.689% (3-Month Term SOFR+336.16 basis points), 7/18/2030[3,4,8]	733,983
995,000	Series 2018-57A, Class D, 8.119% (3-Month Term SOFR+281.16 basis points), 5/15/2031[3,4,8]	975,575
330,000	Series 2018-57A, Class E, 10.769% (3-Month Term SOFR+546.16 basis points), 5/15/2031[3,4,8]	310,731
1,000,000	Series 2020-77A, Class ER, 11.451% (3-Month Term SOFR+613.16 basis points), 5/20/2034[3,4,8]	946,212
1,000,000	Series 2020-77A, Class FR, 13.171% (3-Month Term SOFR+785.16 basis points), 5/20/2034[3,4,8]	851,254
1,000,000	Series 2022-106A, Class D, 11.029% (3-Month Term SOFR+570 basis points), 10/15/2035[3,4,8]	1,017,307
	Dryden Euro CLO
1,000,000	Series 2021-91X, Class D, 8.754% (3-Month Euribor+485 basis points), 4/18/2035[3,4]	1,075,001
1,250,000	Series 2021-103X, Class B2, 7.500%, 1/19/2036[3]	1,356,102
1,000,000	Dryden Euro CLO B.V. Series 2013-29X, Class B2RE, 2.050%, 7/15/2032[3]	1,000,156

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Dryden Senior Loan Fund
2,500,000	Series 2013-30A, Class DR, 8.169% (3-Month Term SOFR+286.16 basis points), 11/15/2028[3,4,8]	$2,493,893
1,000,000	Series 2013-30A, Class FR, 12.819% (3-Month Term SOFR+751.16 basis points), 11/15/2028[3,4,8]	839,828
750,000	Series 2014-36A, Class DR3, 9.280% (3-Month Term SOFR+395.16 basis points), 4/15/2029[3,4,8]	752,490
1,875,000	Series 2015-38A, Class DR, 8.590% (3-Month Term SOFR+326.16 basis points), 7/15/2030[3,4,8]	1,854,809
750,000	Series 2016-45A, Class DR, 8.740% (3-Month Term SOFR+341.16 basis points), 10/15/2030[3,4,8]	750,252
	Eaton Vance CLO Ltd.
1,075,000	Series 2015-1A, Class DR, 8.086% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,8]	1,072,489
500,000	Series 2014-1RA, Class E, 11.290% (3-Month Term SOFR+596.16 basis points), 7/15/2030[3,4,8]	479,901
1,250,000	Series 2018-1A, Class D, 8.790% (3-Month Term SOFR+346.16 basis points), 10/15/2030[3,4,8]	1,250,000
1,500,000	Series 2013-1A, Class D3R, 12.390% (3-Month Term SOFR+706.16 basis points), 1/15/2034[3,4,8]	1,501,329
1,000,000	Series 2020-2A, Class ER, 12.090% (3-Month Term SOFR+676.16 basis points), 1/15/2035[3,4,8]	1,008,549
	Elmwood CLO Ltd.
1,000,000	Series 2019-2A, Class DR, 8.586% (3-Month Term SOFR+326.16 basis points), 4/20/2034[3,4,8]	1,000,747
600,000	Series 2019-3A, Class FR, 13.326% (3-Month Term SOFR+800.16 basis points), 10/20/2034[3,4,8]	602,558
2,500,000	Series 2022-1A, Class E, 11.675% (3-Month Term SOFR+635 basis points), 4/20/2035[3,4,8]	2,540,572
	Flatiron CLO Ltd.
5,425,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[3,8,9]	2,209,805
3,500,000	Series 2018-1A, Class SUB, 0.000%, 4/17/2031[3,8,9]	1,698,413
1,000,000	Series 2020-1A, Class ER, 11.731% (3-Month Term SOFR+645 basis points), 5/20/2036[3,4,8]	999,942
750,000	Flatiron RR CLO LLC Series 2021-2A, Class E, 11.790% (3-Month Term SOFR+646.16 basis points), 10/15/2034[3,4,8]	750,840
1,000,000	Galaxy CLO Ltd. Series 2023-32A, Class E, 12.655% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,8]	1,029,341

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Galaxy XXVI CLO Ltd. Series 2018-26A, Class F, 13.587% (3-Month Term SOFR+826.16 basis points), 11/22/2031[3,4,8]	$925,272
	Generate CLO Ltd.
1,250,000	Series 2A, Class DR, 8.186% (3-Month Term SOFR+286.16 basis points), 1/22/2031[3,4,8]	1,254,438
750,000	Series 2A, Class F, 12.836% (3-Month Term SOFR+751.16 basis points), 1/22/2031[3,4,8]	742,735
1,000,000	Series 9A, Class E, 12.436% (3-Month Term SOFR+711.16 basis points), 10/20/2034[3,4,8]	1,010,968
2,000,000	Series 2023-11A, Class D, 11.075% (3-Month Term SOFR+575 basis points), 4/20/2035[3,4,8]	2,033,191
1,000,000	Series 3A, Class D2R, 10.225% (3-Month Term SOFR+490 basis points), 10/20/2036[3,4,8]	1,021,259
1,250,000	Series 7A, Class D1R, 9.299% (3-Month Term SOFR+400 basis points), 4/22/2037[3,4,8]	1,268,684
2,000,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 11.990% (3-Month Term SOFR+666.16 basis points), 10/15/2030[3,4,8]	2,019,515
750,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 9.147% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	745,126
	GoldenTree Loan Management U.S. CLO Ltd.
1,000,000	Series 2020-7A, Class FR, 13.336% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,8]	931,170
750,000	Series 2021-10A, Class F, 13.376% (3-Month Term SOFR+805.16 basis points), 7/20/2034[3,4,8]	704,637
1,000,000	Series 2021-9A, Class FR, 13.785% (3-Month Term SOFR+846 basis points), 4/20/2037[3,4,8]	1,000,000
1,000,000	Goldentree Loan Opportunities Ltd. Series 2016-12A, Class DR, 8.486% (3-Month Term SOFR+316.16 basis points), 7/21/2030[3,4,8]	997,042
	GoldenTree Loan Opportunities Ltd.
1,500,000	Series 2016-12A, Class ER, 10.986% (3-Month Term SOFR+566.16 basis points), 7/21/2030[3,4,8]	1,477,094
1,000,000	Series 2015-11A, Class FR2, 12.039% (3-Month Term SOFR+671.16 basis points), 1/18/2031[3,4,8]	1,000,294
500,000	Greenwood Park CLO Ltd. Series 2018-1A, Class E, 10.540% (3-Month Term SOFR+521.16 basis points), 4/15/2031[3,4,8]	492,148
1,000,000	Griffith Park CLO DAC Series 1X, Class DR, 9.453% (3-Month Euribor+552 basis points), 11/21/2031[3,4]	1,052,351

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Grippen Park CLO Ltd.
4,000,000	Series 2017-1A, Class SUB, 0.000%, 1/20/2030[3,8,9]	$997,958
1,000,000	Series 2017-1A, Class E, 11.286% (3-Month Term SOFR+596.16 basis points), 1/20/2030[3,4,8]	1,014,530
1,000,000	Hartwick Park CLO Ltd. Series 2023-1A, Class D, 9.841% (3-Month Term SOFR+450 basis points), 1/21/2036[3,4,8]	1,011,073
	Highbridge Loan Management Ltd.
850,000	Series 3A-2014, Class CR, 9.189% (3-Month Term SOFR+386.16 basis points), 7/18/2029[3,4,8]	851,016
1,250,000	Series 5A-2015, Class DRR, 8.740% (3-Month Term SOFR+341.16 basis points), 10/15/2030[3,4,8]	1,220,235
3,500,000	Series 12A-18, Class SUB, 0.000%, 7/18/2031[3,8,9]	1,397,200
1,500,000	HPS Loan Management 8-2016 Ltd. Series 8A-2016, Class DR, 8.486% (3-Month Term SOFR+316.16 basis points), 7/20/2030[3,4,8]	1,492,782
	HPS Loan Management Ltd.
500,000	Series 8A-2016, Class ER, 11.086% (3-Month Term SOFR+576.16 basis points), 7/20/2030[3,4,8]	491,037
1,500,000	Series 13A-18, Class D, 8.590% (3-Month Term SOFR+326.16 basis points), 10/15/2030[3,4,8]	1,483,713
1,500,000	Series 6A-2015, Class CR, 8.034% (3-Month Term SOFR+276.16 basis points), 2/5/2031[3,4,8]	1,498,354
2,000,000	Series 15A-19, Class ER, 12.125% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	2,000,377
1,000,000	Invesco CLO Ltd. Series 2022-3A, Class D, 10.325% (3-Month Term SOFR+500 basis points), 10/22/2035[3,4,8]	1,013,826
750,000	LCM LP Series 18A, Class DR, 8.386% (3-Month Term SOFR+306.16 basis points), 4/20/2031[3,4,8]	723,680
	Madison Park Funding Ltd.
1,750,000	Series 2014-13A, Class ER, 11.338% (3-Month Term SOFR+601.16 basis points), 4/19/2030[3,4,8]	1,750,000
1,000,000	Series 2014-13A, Class FR, 13.538% (3-Month Term SOFR+821.16 basis points), 4/19/2030[3,4,8]	1,000,000
	Magnetite Ltd.
1,000,000	Series 2018-20A, Class E, 10.936% (3-Month Term SOFR+561.16 basis points), 4/20/2031[3,4,8]	1,006,338
1,000,000	Series 2023-39A, Class D, 9.474% (3-Month Term SOFR+415 basis points), 10/25/2033[3,4,8]	1,009,409

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
750,000	Series 2022-35A, Class ER, 12.574% (3-Month Term SOFR+725 basis points), 10/25/2036[3,4,8]	$762,587
800,000	Milos CLO Ltd. Series 2017-1A, Class ER, 11.736% (3-Month Term SOFR+641.16 basis points), 10/20/2030[3,4,8]	795,370
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2021-1A, Class E, 12.338% (3-Month Term SOFR+701.16 basis points), 10/20/2034[3,4,8]	1,005,965
1,250,000	Series 2022-16A, Class E, 12.179% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	1,246,844
1,250,000	Series 2022-17A, Class E, 13.225% (3-Month Term SOFR+790 basis points), 7/20/2035[3,4,8]	1,260,136
1,000,000	Series 2022-18A, Class E, 13.825% (3-Month Term SOFR+850 basis points), 10/20/2035[3,4,8]	1,014,325
1,000,000	Series 2023-19A, Class E, 14.225% (3-Month Term SOFR+890 basis points), 7/20/2036[3,4,8]	1,025,754
750,000	Mountain View CLO Ltd. Series 2019-1A, Class DR, 9.530% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,8]	737,143
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER, 11.639% (3-Month Term SOFR+632.16 basis points), 10/17/2030[3,4,8]	1,000,000
5,000,000	Series 2015-20A, Class SUB, 0.000%, 7/15/2034[3,8,9]	1,803,840
	Neuberger Berman Loan Advisers CLO Ltd.
1,500,000	Series 2018-27A, Class E, 10.790% (3-Month Term SOFR+546.16 basis points), 1/15/2030[3,4,8]	1,487,269
1,250,000	Series 2017-24A, Class E, 11.608% (3-Month Term SOFR+628.16 basis points), 4/19/2030[3,4,8]	1,252,623
1,250,000	Series 2024-55A, Class E, 11.823% (3-Month Term SOFR+650 basis points), 4/22/2038[3,4,8]	1,250,000
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 6.888% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	1,056,723
1,000,000	New Mountain CLO Ltd. Series CLO-3A, Class E, 12.186% (3-Month Term SOFR+686.16 basis points), 10/20/2034[3,4,8]	1,001,192
	New Mountain CLO Ltd.
1,175,000	Series CLO-2A, Class E, 11.950% (3-Month Term SOFR+662.16 basis points), 4/15/2034[3,4,8]	1,176,505
1,500,000	Series CLO-1A, Class ER, 12.270% (3-Month Term SOFR+694.16 basis points), 10/15/2034[3,4,8]	1,509,509

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series CLO-5A, Class E, 12.151% (3-Month Term SOFR+685 basis points), 4/20/2036[3,4,8]	$1,001,585
500,000	Series CLO-4A, Class E, 13.475% (3-Month Term SOFR+815 basis points), 4/20/2036[3,4,8]	520,178
1,250,000	Newark BSL CLO Ltd. Series 2017-1A, Class CR, 8.735% (3-Month Term SOFR+341.16 basis points), 7/25/2030[3,4,8]	1,247,005
1,250,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 10.336% (3-Month Term SOFR+501.16 basis points), 4/20/2034[3,4,8]	1,245,101
	OCP CLO Ltd.
2,000,000	Series 2014-6A, Class CR, 8.779% (3-Month Term SOFR+346.16 basis points), 10/17/2030[3,4,8]	2,005,625
1,000,000	Series 2017-14A, Class C, 8.181% (3-Month Term SOFR+286.16 basis points), 11/20/2030[3,4,8]	995,115
2,050,000	Series 2014-5A, Class CR, 8.486% (3-Month Term SOFR+316.16 basis points), 4/26/2031[3,4,8]	2,041,373
500,000	Series 2020-8RA, Class D, 12.579% (3-Month Term SOFR+726.16 basis points), 1/17/2032[3,4,8]	502,557
1,250,000	Series 2020-18A, Class ER, 12.016% (3-Month Term SOFR+669.16 basis points), 7/20/2032[3,4,8]	1,260,945
2,000,000	Series 2019-17A, Class ER, 12.086% (3-Month Term SOFR+676.16 basis points), 7/20/2032[3,4,8]	2,013,356
1,000,000	Series 2019-16A, Class ER, 11.909% (3-Month Term SOFR+661.16 basis points), 4/10/2033[3,4,8]	1,006,496
1,000,000	Series 2016-12A, Class ER2, 12.477% (3-Month Term SOFR+715 basis points), 4/18/2033[3,4,8]	1,004,889
1,000,000	Series 2021-22A, Class D, 8.686% (3-Month Term SOFR+336.16 basis points), 12/2/2034[3,4,8]	991,094
1,000,000	Series 2023-28A, Class E, 13.728% (3-Month Term SOFR+840 basis points), 7/16/2036[3,4,8]	1,027,151
1,500,000	Series 2023-30A, Class E, 12.409% (3-Month Term SOFR+709 basis points), 1/24/2037[3,4,8]	1,500,717
1,000,000	Series 2024-32A, Class D2, 9.050%, 4/23/20373,8	1,000,000
1,750,000	Series 2024-32A, Class E, 12.086% (3-Month Term SOFR+676 basis points), 4/23/2037[3,4,8]	1,763,806
	Octagon Investment Partners Ltd.
1,805,000	Series 2013-1A, Class DR2, 8.085% (3-Month Term SOFR+276.16 basis points), 1/25/2031[3,4,8]	1,774,328
1,000,000	Series 2018-18A, Class C, 8.289% (3-Month Term SOFR+296.16 basis points), 4/16/2031[3,4,8]	975,399

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
750,000	Series 2020-1A, Class ER, 11.836% (3-Month Term SOFR+651.16 basis points), 7/20/2034[3,4,8]	$722,251
805,000	OHA Credit Partners XI Ltd. Series 2015-11A, Class ER, 11.336% (3-Month Term SOFR+601.16 basis points), 1/20/2032[3,4,8]	810,221
1,000,000	OSD CLO Ltd. Series 2021-23A, Class E, 11.579% (3-Month Term SOFR+626.16 basis points), 4/17/2031[3,4,8]	997,973
	OZLM Ltd.
1,500,000	Series 2014-8A, Class DRR, 11.659% (3-Month Term SOFR+634.16 basis points), 10/17/2029[3,4,8]	1,500,626
1,500,000	Series 2017-21A, Class C, 8.256% (3-Month Term SOFR+293.16 basis points), 1/20/2031[3,4,8]	1,499,400
1,750,000	Series 2014-6A, Class CS, 8.709% (3-Month Term SOFR+339.16 basis points), 4/17/2031[3,4,8]	1,749,739
1,000,000	Series 2014-6A, Class DS, 11.629% (3-Month Term SOFR+631.16 basis points), 4/17/2031[3,4,8]	991,453
1,500,000	Series 2018-20A, Class C, 8.536% (3-Month Term SOFR+321.16 basis points), 4/20/2031[3,4,8]	1,493,083
	Post CLO Ltd.
1,500,000	Series 2022-1A, Class E, 12.075% (3-Month Term SOFR+675 basis points), 4/20/2035[3,4,8]	1,488,716
2,000,000	Series 2023-1A, Class E, 13.225% (3-Month Term SOFR+790 basis points), 4/20/2036[3,4,8]	2,080,856
1,000,000	Series 2024-1A, Class E, 12.072% (3-Month Term SOFR+680 basis points), 4/20/2037[3,4,8]	991,757
750,000	PPM CLO Ltd. Series 2019-3A, Class ER, 12.189% (3-Month Term SOFR+687.16 basis points), 4/17/2034[3,4,8]	698,834
	Recette CLO Ltd.
1,000,000	Series 2015-1A, Class YRR, 0.100%, 4/20/20343,8	27,866
1,750,000	Series 2015-1A, Class FRR, 14.056% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,8]	1,528,589
	Regatta Funding Ltd.
1,882,500	Series 2018-4A, Class D, 12.085% (3-Month Term SOFR+676.16 basis points), 10/25/2031[3,4,8]	1,873,462
1,000,000	Series 2019-2A, Class E, 12.590% (3-Month Term SOFR+726.16 basis points), 1/15/2033[3,4,8]	1,013,290
1,000,000	Series 2016-1A, Class ER2, 11.994% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,8]	990,189
1,000,000	Series 2023-2A, Class D, 10.478% (3-Month Term SOFR+525 basis points), 1/25/2037[3,4,8]	1,027,041

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Regatta VIII Funding Ltd.
1,000,000	Series 2017-1A, Class D1R, 12.442% (3-Month Term SOFR+370 basis points), 4/17/2037[3,4,8]	$1,000,000
500,000	Series 2017-1A, Class D2R, 12.442% (3-Month Term SOFR+500 basis points), 4/17/2037[3,4,8]	500,000
625,000	Riserva CLO Ltd. Series 2016-3A, Class FRR, 14.099% (3-Month Term SOFR+877.16 basis points), 1/18/2034[3,4,8]	546,366
2,100,000	RR Ltd. Series 2018-5A, Class C, 8.690% (3-Month Term SOFR+336.16 basis points), 10/15/2031[3,4,8]	2,100,000
1,500,000	RR15 Ltd. Series 2021-15A, Class C, 8.490% (3-Month Term SOFR+316.16 basis points), 4/15/2036[3,4,8]	1,488,949
1,000,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 8.460% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,8]	982,517
	Signal Peak CLO Ltd.
5,121,212	Series 2017-4A, Class SUB, 0.000%, 10/26/20343,8,9	1,491,315
1,000,000	Series 2018-5A, Class D1R, 9.526% (3-Month Term SOFR+420 basis points), 4/25/2037[3,4,8]	1,019,010
	Sound Point CLO Ltd.
1,500,000	Series 2017-3A, Class C, 8.586% (3-Month Term SOFR+326.16 basis points), 10/20/2030[3,4,8]	1,474,524
1,000,000	Series 2018-2A, Class D, 8.586% (3-Month Term SOFR+326.16 basis points), 7/26/2031[3,4,8]	951,208
1,500,000	Series 2019-1A, Class DR, 9.086% (3-Month Term SOFR+376.16 basis points), 1/20/2032[3,4,8]	1,447,503
1,000,000	Series 2019-3A, Class DR, 9.085% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,8]	953,723
1,000,000	Stratus CLO Ltd. Series 2021-2A, Class F, 12.946% (3-Month Term SOFR+762.16 basis points), 12/28/2029[3,4,8]	976,282
1,000,000	Symphony CLO Ltd. Series 2016-18A, Class DR, 8.838% (3-Month Term SOFR+351.16 basis points), 7/23/2033[3,4,8]	994,005
	TCI-Flatiron CLO Ltd.
1,000,000	Series 2016-1A, Class DR3, 8.317% (3-Month Term SOFR+300 basis points), 1/17/2032[3,4,8]	1,001,934
1,500,000	Series 2016-1A, Class ER3, 11.567% (3-Month Term SOFR+625 basis points), 1/17/2032[3,4,8]	1,507,347

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
750,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class E, 12.040% (3-Month Term SOFR+671.16 basis points), 7/15/2030[3,4,8]	$715,645
1,000,000	Thayer Park CLO Ltd. Series 2017-1A, Class ER, 14.456% (3-Month Term SOFR+913.16 basis points), 4/20/2034[3,4,8]	947,334
1,000,000	THL Credit Wind River 2014-2 CLO Ltd. Series 2014-2A, Class DR, 8.490% (3-Month Term SOFR+316.16 basis points), 1/15/2031[3,4,8]	980,499
2,350,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 8.539% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,8]	2,336,130
938,000	TICP CLO Ltd. Series 2016-5A, Class ER, 11.329% (3-Month Term SOFR+601.16 basis points), 7/17/2031[3,4,8]	936,664
2,000,000	Trinitas CLO Ltd. Series 2023-25A, Class D1, 10.331% (3-Month Term SOFR+500 basis points), 1/23/2037[3,4,8]	2,057,150
	Voya CLO Ltd.
500,000	Series 2013-1A, Class CR, 8.540% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,8]	490,058
1,500,000	Series 2018-3A, Class D, 8.590% (3-Month Term SOFR+326.16 basis points), 10/15/2031[3,4,8]	1,498,127
2,500,000	Series 2016-3A, Class CR, 8.839% (3-Month Term SOFR+351.16 basis points), 10/18/2031[3,4,8]	2,459,311
1,000,000	Series 2019-4A, Class ER, 12.300% (3-Month Term SOFR+697.16 basis points), 1/15/2035[3,4,8]	977,269
1,000,000	Series 2022-1A, Class E, 12.795% (3-Month Term SOFR+747 basis points), 4/20/2035[3,4,8]	1,004,918
1,125,000	Series 2022-3A, Class ER, 13.325% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,8]	1,159,615
1,500,000	Voya Euro CLO DAC Series 1X, Class B2NE, 2.100%, 10/15/20303	1,503,533
750,000	Wind River CLO Ltd. Series 2014-3A, Class DR2, 8.986% (3-Month Term SOFR+366.16 basis points), 10/22/2031[3,4,8]	714,401
	Total Asset-Backed Securities
	(Cost $257,886,022)	256,229,153
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
203,000	DBUBS Mortgage Trust Series 2011-LC3A, Class PM2, 5.268%, 5/10/2044[3,8,9]	148,984

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
1,000,000	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	$759,277
500,000	WFLD Mortgage Trust Series 2014-MONT, Class D, 3.880%, 8/10/2031[3,8,9]	254,400
750,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.715%, 11/10/2036[8,9]	49,324
	Total Commercial Mortgage-Backed Securities
	(Cost $2,044,825)	1,211,985
	CORPORATE — 5.1%
	BASIC MATERIALS — 0.4%
900,000	Chemours Co. 4.000%, 5/15/2026[3]	922,995
500,000	SCIL USA Holdings LLC 5.375%, 11/1/2026[3,8]	480,444
		1,403,439
	COMMUNICATIONS — 1.0%
750,000	Altice Financing S.A. 5.000%, 1/15/2028[3,5,8]	592,730
665,000	Global Switch Finance B.V. 1.375%, 10/7/20303	647,235
700,000	LCPR Senior Secured Financing DAC 6.750%, 10/15/2027[3,5,8]	649,425
825,000	Midcontinent Communications / Midcontinent Finance Corp. 5.375%, 8/15/2027[3,8]	788,345
795,000	Summer BC Bidco B LLC 5.500%, 10/31/2026[3,8]	759,825
		3,437,560
	CONSUMER, CYCLICAL — 0.7%
625,000	Clarios Global LP / Clarios US Finance Co. 8.500%, 5/15/2027[3,5,8]	626,996
460,000	Everi Holdings, Inc. 5.000%, 7/15/2029[3,8]	451,303
700,000	Hanesbrands, Inc. 4.875%, 5/15/2026[3,8]	677,669
575,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.375%, 9/30/2026[3,8]	568,261
		2,324,229
	CONSUMER, NON-CYCLICAL — 0.6%
800,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.125%, 10/15/2026[3,5,8]	786,071

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
550,000	Garda World Security Corp. 4.625%, 2/15/2027[3,5,8]	$524,750
400,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125%, 7/31/2026[3,5,8]	397,843
590,000	LifePoint Health, Inc. 5.375%, 1/15/2029[3,8]	472,325
		2,180,989
	ENERGY — 0.6%
300,000	Murray Energy Corp. 11.250%, 10/17/2027*,3,8,10,11	—
425,000	Nabors Industries Ltd. 7.500%, 1/15/2028[3,5,8]	403,370
900,000	NextEra Energy Partners LP 2.500%, 6/15/2026[8,12]	811,994
865,000	Northriver Midstream Finance LP 5.625%, 2/15/2026[3,5,8]	847,583
		2,062,947
	FINANCIAL — 0.6%
900,000	Acrisure LLC / Acrisure Finance, Inc. 6.000%, 8/1/2029[3,8]	815,180
550,000	Emeria SASU 7.750%, 3/31/2028[3]	567,976
660,000	Howden UK Refinance PLC 8.125%, 2/15/2032[3,5,8]	650,096
		2,033,252
	INDUSTRIAL — 0.4%
731,000	Carriage Purchaser, Inc. 7.875%, 10/15/2029[3,8]	650,599
800,000	Trivium Packaging Finance B.V. 8.500%, 8/15/2027[3,5,8]	793,065
		1,443,664
	TECHNOLOGY — 0.8%
1,050,000	Banff Merger Sub, Inc. 8.375%, 9/1/2026[3]	1,107,868
370,000	Dye & Durham Ltd. 8.625%, 4/15/2029[3,5,8]	373,936
600,000	Presidio Holdings, Inc. 8.250%, 2/1/2028[3,8]	607,262

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
900,000	Virtusa Corp. 7.125%, 12/15/2028[3,8]	$811,800
		2,900,866
	Total Corporate
	(Cost $17,983,035)	17,786,946
	Total Bonds
	(Cost $277,913,882)	275,228,084

Number of Contracts
	PURCHASED OPTION CONTRACTS — 0.1%
	PUT OPTIONS — 0.1%
	EQUITY — 0.1%
725	SPDR S&P Regional Banking ETF Exercise Price: $45.00, Notional Amount: $3,262,500, Expiration Date: September 20, 2024*	168,200
	Total Put Options
	(Cost $168,219)	168,200
	Total Purchased Option Contracts
	(Cost $168,219)	168,200

Number of Shares
	SHORT-TERM INVESTMENTS — 12.5%
43,451,742	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 5.19%[13,14]	$43,451,742
	Total Short-Term Investments
	(Cost $43,451,742)	43,451,742
	TOTAL INVESTMENTS — 109.4%
	(Cost $381,567,383)	379,240,644
	Liabilities in Excess of Other Assets — (9.4)%	(32,559,657)
	TOTAL NET ASSETS — 100.0%	$346,680,987

EUR –	Euro

*	Non-income producing security.
[1]	Local currency.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	All or a portion of the loan is unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $258,657,987 which represents 74.61% of total net assets of the Fund.
[9]	Variable rate security.
[10]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of total net assets of the Fund. The total value of these securities is $0.
[11]	Security is in default.
[12]	Convertible security.
[13]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $2,046,503, which represents 0.59% of total net assets of the Fund.
[14]	The rate is the annualized seven-day yield at period end.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At April 30, 2024	Unrealized Appreciation (Depreciation)
EUR	JP Morgan	EUR per USD	6/7/2024	(1,218,750)	$(1,331,406)	$(1,302,781)	$28,625
EUR	JP Morgan	EUR per USD	6/14/2024	(1,750,000)	(1,921,068)	(1,871,213)	49,855
EUR	JP Morgan	EUR per USD	6/14/2024	(1,000,000)	(1,097,753)	(1,069,264)	28,489
EUR	JP Morgan	EUR per USD	6/26/2024	(641,000)	(699,364)	(685,746)	13,618
EUR	JP Morgan	EUR per USD	7/10/2024	(857,500)	(931,377)	(918,084)	13,293
EUR	JP Morgan	EUR per USD	7/10/2024	(2,000,000)	(2,172,308)	(2,141,304)	31,004
EUR	JP Morgan	EUR per USD	7/10/2024	(1,282,500)	(1,392,993)	(1,373,111)	19,882
EUR	JP Morgan	EUR per USD	7/10/2024	(1,000,000)	(1,086,154)	(1,070,652)	15,502
EUR	JP Morgan	EUR per USD	7/24/2024	(5,200,000)	(5,582,231)	(5,570,908)	11,323
EUR	JP Morgan	EUR per USD	7/24/2024	(1,500,000)	(1,610,409)	(1,606,993)	3,416
EUR	JP Morgan	EUR per USD	7/24/2024	(1,000,000)	(1,073,606)	(1,071,329)	2,277
EUR	JP Morgan	EUR per USD	5/8/2025	(2,000,000)	(2,178,984)	(2,174,960)	4,024
					$(21,077,653)	$(20,856,345)	$221,308
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(21,077,653)	$(20,856,345)	$221,308

EUR – Euro

USD – U.S. Dollar